Share based compensation	3 Months Ended
Mar. 31, 2024
Share based compensation
Share based compensation
14.	Share based compensation

In accordance with the share incentive plan adopted in 2017 (“2017 Share Incentive Plan”), 51,200,000 ordinary shares were reserved to for issuance to selected persons including its directors, employees and consultants.

Under the 2017 Share Incentive Plan, share options granted contain a performance condition such that the awards only vest upon the completion of a Qualified IPO. For employees who terminate the employment before the completion of a Qualified IPO, the share options granted are forfeited upon the termination of employment. Options granted under the 2017 Share Incentive Plan are valid and effective for 10 years from the grant date.

In March 2021, the Company’s board of directors approved a new share incentive plan (“Public Company Plan”), 51,029,546 ordinary shares were reserved for issuance to selected persons including its directors, employees and consultants. The unvested portion of share options, representing 14,196,882 share options granted under the 2017 Share Incentive Plan (“Original Awards”) were replaced by the options granted under Public Company Plan (“Modified Awards”) in April 2021, with the terms of the Modified Awards substantially the same as those of the Original Awards.

Under the Public Company Plan, share options granted prior to the IPO either 1) vest upon the completion of a Qualified IPO or 2) have a graded vesting schedules in one to four years and vest upon completion of a Qualified IPO. Share options granted post IPO either vest upon grant or vest by a graded vesting schedule in one to four years. Options granted are valid and effective for 10 years from the grant date.

There were no grants or exercises of share options during the three months ended March 31, 2024.

For the three months ended March 31, 2023 and 2024, the Group recognized RMB141,580 and RMB3,142 share-based compensation expenses. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees.

A summary of share-based compensation expenses recognized for the three months ended March 31, 2023 and 2024 are presented below:

	For the three months ended March 31,
	2023	2024
	RMB	RMB
Hotel operating costs	124	57
Selling and marketing expenses	38	112
General and administrative expenses	141,418	2,973
Total	141,580	3,142